Document and Entity Information	0 Months Ended
Jan. 15, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 15, 2015
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Jan. 15, 2015
Document Effective Date	Jan. 15, 2015
Prospectus Date	Sep. 30, 2014
SIIT LARGE CAP DIVERSIFIED ALPHA FUND | SIIT LARGE CAP DIVERSIFIED ALPHA FUND - CLASS A
Risk/Return:
Trading Symbol	SCDAX